Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property and equipment

	Furniture and fittings	Motor vehicles	Office equipment	Leasehold improvements	Computers and software	Building	Assets under construction	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At 1 January 2017	338	69	650	1,307	880	–	18,367	21,611
Additions	52	1	212	478	33	3,117	–	3,893
Disposals	(66)	(17)	–	(907)	(7)	–	–	(997)
Reclassification	–	–	850	207	6	18,099	(19,162)	–
Revaluation surplus	–	–	–	–	–	5,949	–	5,949
Currency translation difference	12	3	27	21	33	1	795	892
At 31 December 2017	336	56	1,739	1,106	945	27,166	–	31,348
Additions	1	–	34	75	28	–	–	138
Disposals	–	–	–	(321)	(39)	–	–	(360)
Currency translation difference	(6)	(1)	(32)	(17)	(20)	(461)	–	(537)
At 31 December 2018	331	55	1,741	843	914	26,705	–	30,589

Accumulated depreciation
At 1 January 2017	310	43	427	1,218	692	–	–	2,690
Depreciation charge	24	8	309	284	117	737	–	1,479
Disposals	(66)	(7)	(1)	(907)	(7)	–	–	(988)
Reclassification	–	–	(4)	–	4	–	–	–
Elimination of accumulated depreciation on revaluation	–	–	–	–	–	(737)	–	(737)
Currency translation difference	16	2	26	26	29	–	–	99
At 31 December 2017	284	46	757	621	835	–	–	2,543
Depreciation charge	25	6	312	131	88	1,010	–	1,572
Disposals	–	–	–	(321)	(39)	–	–	(360)
Currency translation difference	(5)	(1)	(21)	(13)	(20)	(21)	–	(81)
At 31 December 2018	304	51	1,048	418	864	989	–	3,674

	Furniture and fittings	Motor vehicles	Office equipment	Leasehold improvements	Computers and software	Building	Assets under construction	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Carrying amounts
At 1 January 2017	28	26	223	89	188	–	18,367	18,921
At 31 December 2017	52	10	982	485	110	27,166	–	28,805
At 31 December 2018	27	4	693	425	50	25,716	–	26,915